CARILLON SERIES TRUST
Carillon Scout International Fund
SUPPLEMENT DATED DECEMBER 6, 2021 TO THE
SUMMARY PROSPECTUS DATED MARCH 1, 2021, AS
PREVIOUSLY AMENDED OR SUPPLEMENTED
IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

On November 19, 2021, the Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) approved a Plan of Reorganization and Termination (the “Reorganization Plan”) pursuant to which the Carillon Scout International Fund (the “Fund”) would be reorganized into the Carillon ClariVest International Stock Fund (the “Acquiring Fund”) (the “Reorganization”), effective on or about July 16, 2022. In connection with the Reorganization, the Board approved, among other things, the following changes, effective March 1, 2022: (1) the appointment of ClariVest Asset Management LLC (“ClariVest”) to replace Scout Investments, Inc. (“Scout”) as the subadviser for the Fund; (2) a change in the name of the Fund to the “Carillon ClariVest International Fund”; (3) changes to the Fund’s non-fundamental investment objective and policy with respect to the investment of 80% of its assets (plus the amount of any borrowings for investment purposes); and (4) changes to the Fund’s principal investment strategies and principal risks.

Additional information regarding the foregoing changes, as well as corresponding changes to the Fund’s Summary Prospectus are described below:

1.	The Reorganization

The Reorganization of the Fund into the Acquiring Fund is expected to occur on or about July 16, 2022. The Reorganization Plan, which sets forth the terms of the Reorganization, provides for: (1) the transfer of the Fund’s assets to the Acquiring Fund and the Acquiring Fund’s assumption of the Fund’s liabilities in exchange solely for shares of beneficial interest (“shares”) of the Acquiring Fund that correspond to each class of shares of the Fund; and (2) the Fund to distribute the shares of the Acquiring Fund received by the Fund to its shareholders in complete liquidation of the Fund and in cancellation of all of the Fund’s shares. Each shareholder of the Fund will receive the number of full and fractional shares of each class of the Acquiring Fund equal in value to the full and fractional shares of the corresponding class of the Fund held by the shareholder prior to the Reorganization. The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes.

It is not necessary for shareholders of the Target Fund or the Acquiring Fund to approve the Reorganization or take any other action. Please be advised that, effective June 1, 2022, the Target Fund will no longer accept purchases of Target Fund shares or exchanges into the Target Fund.

2.	Appointment of ClariVest as Subadviser, Change of Name, Changes to Investment Objective and 80% Policy, and Changes to Principal Investment Strategies and Principal Risks

Effective March 1, 2022, the following sections of the Fund’s Summary Prospectus are amended as follows:

a.	All references to the “Carillon Scout International Fund” are hereby deleted and replaced with references to the “Carillon ClariVest International Fund.”

b.	The title of the “Summary of Carillon ClariVest International Fund” section of the Summary

Prospectus is hereby deleted in its entirety and replaced with “Summary of Carillon ClariVest International Fund.”

c.	The “Summary of Carillon ClariVest International Fund – Investment objective” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Investment objective | The Carillon ClariVest International Fund (“International Fund” or the “fund”) seeks capital appreciation.

d.	The “Summary of Carillon ClariVest International Fund – Principal investment strategies” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:
Principal investment strategies |  The International Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies economically tied to countries outside of the U.S. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”).  Issuers considered to be economically tied to countries outside of the U.S. include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business outside of the U.S.; (2) an issuer of securities that are principally traded in one or more markets outside the U.S.; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, outside of the U.S., or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity outside of the U.S.; (4) a governmental or quasi-governmental entity of a country outside of the U.S.; or (5) any other issuer that the sub-adviser believes may expose the fund’s assets to the economic fortunes and risks of a country or countries outside of the U.S.  The fund typically does not invest in issuers located in emerging market countries. The fund’s benchmark is the MSCI EAFE® Index which measures large- and mid-cap equity performance across 21 developed countries, excluding the U.S. and Canada. The fund may have significant exposure to Japan. However, as the composition of the fund’s portfolio changes over time, the fund’s exposure to this country may be lower at a future date, and the fund’s exposure to other countries may be higher.
In selecting securities for the fund, the sub-adviser utilizes quantitative tools to implement a “bottom-up,” fundamentally based, investment process. The sub-adviser constructs a portfolio that seeks to maximize expected return, subject to constraints designed to meet long-run expected active risk goals.

The fund may invest in exchange-traded funds (“ETFs”) in order to equitize cash positions, seek exposure to certain markets or market sectors and to hedge against certain market movements. The fund may sell securities when they no longer meet the portfolio managers’ investment criteria and/or to take advantage of more attractive investment opportunities.

The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.

e.	The “Summary of Carillon ClariVest International Fund – Principal risks” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Principal risks | The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values may increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) may also increase and decrease. An investment in the fund is not a deposit
2

with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the fund are subject to the following primary risks. The most significant risks of investing in the fund as of the date of this Prospectus are listed first below, followed by the remaining risks in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

• Equity securities are subject to market risk. The fund may invest in the following equity securities, which may expose the fund to the following additional risks:

Common stocks. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

Preferred stocks, including convertible preferred stocks, are subject to issuer-specific risks and are sensitive to movements in interest rates. Preferred stocks and convertible preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Preferred stocks may also be subject to credit risk;

Depositary receipts. Investing in depositary receipts entails many of the same risks as direct investment in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility;

Rights and warrants. Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date;

• Foreign securities risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity; (4) lack of uniform accounting, auditing and financial reporting standards; (5) increased volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (7) significant limitations on investor rights and recourse; (8) use of unfamiliar corporate organizational structures; (9) unavailable or unreliable public information regarding issuers; and (10) delays in transaction settlement in some foreign markets. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight. Foreign security risk may also apply to ADRs, GDRs and EDRs;

• Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, changes in federal, state or foreign government policies, regional or global economic instability (including terrorism and geopolitical risks) and interest and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments
3

or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent market events risk includes risks arising from current and recent circumstances impacting markets. The impact of the COVID-19 pandemic has been rapidly evolving, and it has resulted, and may continue to result, in significant disruptions to business operations, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, prolonged quarantines and stay-at-home orders, cancellations, supply chain disruptions, widespread business closures and layoffs, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The Board of Governors of the Federal Reserve System (also known as “the Fed”) has taken and may continue to take numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken and may continue to take steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The effect of these and other efforts may not be known for some time, and it is not known whether and to what extent they will be successful.

Decisions by the Fed regarding interest rate and monetary policy continue to have a significant impact on securities prices as well as the overall strength of the U.S. economy. Future legislative, regulatory and policy changes may impact current international trade deals, result in changes to prudential regulation of certain players in the financial market, and provide significant new investments in infrastructure, the environment, or other areas. A rise in protectionist trade policies, slowing global economic growth, risks associated with ongoing trade negotiations with China, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, and a trade agreement between the United Kingdom and the European Union, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Interest rates have been unusually low in recent years in the U.S. and abroad and are currently at historic lows. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change;

• Currency risk is the risk related to the fund’s exposure to foreign currencies through its investments. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the fund’s investments;

• Growth stock risk is the risk of a growth company not providing an expected earnings increase or dividend yield. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. If a growth investment style shifts out of favor based on market conditions and investor sentiment, the fund could underperform funds that use a value or other non-growth approach to investing
4

or have a broader investment style;

• Investing in other investment companies, including ETFs, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests. The fund and its shareholders will indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index;

• Japan investment risk is the risk that Japan, which like many Asian countries is still heavily dependent upon international trade, may be adversely affected by protectionist trade policies, competition from Asia’s other low-cost emerging economies, the economic conditions of its trading partners, the strength of the yen, and regional and global conflicts. The domestic Japanese economy faces several concerns, including large government deficits, a shrinking workforce, and, in some cases, companies with poor corporate governance. Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. These and other factors could have a negative impact on the fund’s performance and increase the volatility of an investment in the fund;

• Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. Market prices for such securities may be volatile;

• Market timing risk arises because certain types of securities in which the fund invests, including foreign securities, could cause the fund to be at greater risk of market timing activities by fund shareholders. Such activities can dilute the fund’s NAV, increase the fund’s expenses and interfere with the fund’s ability to execute efficient investment strategies;

• Quantitative strategy risk is the risk that the success of the fund’s investment strategy may depend in part on the effectiveness of the sub-adviser’s quantitative tools for screening securities. These strategies may incorporate factors that may not be predictive of a security’s value. The sub-adviser’s stock selection can be adversely affected if it relies on insufficient, erroneous or outdated data or flawed models or computer systems; and

• Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund’s ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially.

f.	The “Summary of Carillon ClariVest International Fund – Sub-adviser” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Sub-adviser | ClariVest Asset Management LLC (“ClariVest”) serves as the sub-adviser to the fund.

g.	The “Summary of Carillon ClariVest International Fund - Portfolio Managers” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers | David R. Vaughn, CFA®, Alex Turner, CFA®, and Gashi Zengeni, CFA®, are Portfolio Managers of the fund and have been jointly and primarily responsible for the day-to-day
5

management of the fund since March 2022.

*          *          *          *          *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS FOR FUTURE REFERENCE

6

CARILLON SERIES TRUST
Carillon Scout International Fund
SUPPLEMENT DATED DECEMBER 6, 2021 TO THE
PROSPECTUS DATED MARCH 1, 2021, AS
PREVIOUSLY AMENDED OR SUPPLEMENTED
IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

On November 19, 2021, the Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) approved a Plan of Reorganization and Termination (the “Reorganization Plan”) pursuant to which the Carillon Scout International Fund (the “Fund”) would be reorganized into the Carillon ClariVest International Stock Fund (the “Acquiring Fund”) (the “Reorganization”), effective on or about July 16, 2022. In connection with the Reorganization, the Board approved, among other things, the following changes, effective March 1, 2022: (1) the appointment of ClariVest Asset Management LLC (“ClariVest”) to replace Scout Investments, Inc. (“Scout”) as the subadviser for the Fund; (2) a change in the name of the Fund to the “Carillon ClariVest International Fund”; (3) changes to the Fund’s non-fundamental investment objective and policy with respect to the investment of 80% of its assets (plus the amount of any borrowings for investment purposes); and (4) changes to the Fund’s principal investment strategies and principal risks.

Additional information regarding the foregoing changes, as well as corresponding changes to the Fund’s Prospectus are described below:

1.	The Reorganization

The Reorganization of the Fund into the Acquiring Fund is expected to occur on or about July 16, 2022. The Reorganization Plan, which sets forth the terms of the Reorganization, provides for: (1) the transfer of the Fund’s assets to the Acquiring Fund and the Acquiring Fund’s assumption of the Fund’s liabilities in exchange solely for shares of beneficial interest (“shares”) of the Acquiring Fund that correspond to each class of shares of the Fund; and (2) the Fund to distribute the shares of the Acquiring Fund received by the Fund to its shareholders in complete liquidation of the Fund and in cancellation of all of the Fund’s shares. Each shareholder of the Fund will receive the number of full and fractional shares of each class of the Acquiring Fund equal in value to the full and fractional shares of the corresponding class of the Fund held by the shareholder prior to the Reorganization. The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes.

It is not necessary for shareholders of the Target Fund or the Acquiring Fund to approve the Reorganization or take any other action. Please be advised that, effective June 1, 2022, the Target Fund will no longer accept purchases of Target Fund shares or exchanges into the Target Fund.

2.	Appointment of ClariVest as Subadviser, Change of Name, Changes to Investment Objective and 80% Policy, and Changes to Principal Investment Strategies and Principal Risks

Effective March 1, 2022, the following sections of the Fund’s Prospectus are amended as follows:

a.	All references to the “Carillon Scout International Fund” are hereby deleted and replaced with references to the “Carillon ClariVest International Fund.”

b.	The title of the “Summary of Carillon ClariVest International Fund” section of the Prospectus is hereby deleted in its entirety and replaced with “Summary of Carillon ClariVest International Fund.”

c.	The “Summary of Carillon ClariVest International Fund – Investment objective” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

Investment objective | The Carillon ClariVest International Fund (“International Fund” or the “fund”) seeks capital appreciation.

d.	The “Summary of Carillon ClariVest International Fund – Principal investment strategies” section of the Prospectus is hereby deleted in its entirety and replaced with the following:
Principal investment strategies |  The International Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies economically tied to countries outside of the U.S. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”).  Issuers considered to be economically tied to countries outside of the U.S. include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business outside of the U.S.; (2) an issuer of securities that are principally traded in one or more markets outside the U.S.; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, outside of the U.S., or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity outside of the U.S.; (4) a governmental or quasi-governmental entity of a country outside of the U.S.; or (5) any other issuer that the sub-adviser believes may expose the fund’s assets to the economic fortunes and risks of a country or countries outside of the U.S.  The fund typically does not invest in issuers located in emerging market countries. The fund’s benchmark is the MSCI EAFE® Index which measures large- and mid-cap equity performance across 21 developed countries, excluding the U.S. and Canada. The fund may have significant exposure to Japan. However, as the composition of the fund’s portfolio changes over time, the fund’s exposure to this country may be lower at a future date, and the fund’s exposure to other countries may be higher.
In selecting securities for the fund, the sub-adviser utilizes quantitative tools to implement a “bottom-up,” fundamentally based, investment process. The sub-adviser constructs a portfolio that seeks to maximize expected return, subject to constraints designed to meet long-run expected active risk goals.

The fund may invest in exchange-traded funds (“ETFs”) in order to equitize cash positions, seek exposure to certain markets or market sectors and to hedge against certain market movements. The fund may sell securities when they no longer meet the portfolio managers’ investment criteria and/or to take advantage of more attractive investment opportunities.

The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.

e.	The “Summary of Carillon ClariVest International Fund – Principal risks” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

Principal risks | The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values may increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) may also increase and decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the fund are subject to the following primary risks. The most significant risks of investing in the fund as of the date of this Prospectus are listed first below, followed by the remaining risks in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

• Equity securities are subject to market risk. The fund may invest in the following equity securities, which may expose the fund to the following additional risks:

Common stocks. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

Preferred stocks, including convertible preferred stocks, are subject to issuer-specific risks and are sensitive to movements in interest rates. Preferred stocks and convertible preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Preferred stocks may also be subject to credit risk;

Depositary receipts. Investing in depositary receipts entails many of the same risks as direct investment in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility;

Rights and warrants. Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date;

• Foreign securities risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity; (4) lack of uniform accounting, auditing and financial reporting standards; (5) increased volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (7) significant limitations on investor rights and recourse; (8) use of unfamiliar corporate organizational structures; (9) unavailable or unreliable public information regarding issuers; and (10) delays in transaction settlement in some foreign markets. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight. Foreign security risk may also apply to ADRs, GDRs and EDRs;

• Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, changes in federal, state or foreign government policies, regional or global economic instability (including terrorism and geopolitical risks) and interest and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent market events risk includes risks arising from current and recent circumstances impacting markets. The impact of the COVID-19 pandemic has been rapidly evolving, and it has resulted, and may continue to result, in significant disruptions to business operations, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, prolonged quarantines and stay-at-home orders, cancellations, supply chain disruptions, widespread business closures and layoffs, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The Board of Governors of the Federal Reserve System (also known as “the Fed”) has taken and may continue to take numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken and may continue to take steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The effect of these and other efforts may not be known for some time, and it is not known whether and to what extent they will be successful.

Decisions by the Fed regarding interest rate and monetary policy continue to have a significant impact on securities prices as well as the overall strength of the U.S. economy. Future legislative, regulatory and policy changes may impact current international trade deals, result in changes to prudential regulation of certain players in the financial market, and provide significant new investments in infrastructure, the environment, or other areas. A rise in protectionist trade policies, slowing global economic growth, risks associated with ongoing trade negotiations with China, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, and a trade agreement between the United Kingdom and the European Union, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Interest rates have been unusually low in recent years in the U.S. and abroad and are currently at historic lows. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change;

• Currency risk is the risk related to the fund’s exposure to foreign currencies through its investments. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the fund’s investments;

• Growth stock risk is the risk of a growth company not providing an expected earnings increase or dividend yield. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. If a growth investment style shifts out of favor based on market conditions and investor sentiment, the fund could underperform funds that use a value or other non-growth approach to investing or have a broader investment style;

• Investing in other investment companies, including ETFs, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests. The fund and its shareholders will indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index;

• Japan investment risk is the risk that Japan, which like many Asian countries is still heavily dependent upon international trade, may be adversely affected by protectionist trade policies, competition from Asia’s other low-cost emerging economies, the economic conditions of its trading partners, the strength of the yen, and regional and global conflicts. The domestic Japanese economy faces several concerns, including large government deficits, a shrinking workforce, and, in some cases, companies with poor corporate governance. Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. These and other factors could have a negative impact on the fund’s performance and increase the volatility of an investment in the fund;

• Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. Market prices for such securities may be volatile;

• Market timing risk arises because certain types of securities in which the fund invests, including foreign securities, could cause the fund to be at greater risk of market timing activities by fund shareholders. Such activities can dilute the fund’s NAV, increase the fund’s expenses and interfere with the fund’s ability to execute efficient investment strategies;

• Quantitative strategy risk is the risk that the success of the fund’s investment strategy may depend in part on the effectiveness of the sub-adviser’s quantitative tools for screening securities. These strategies may incorporate factors that may not be predictive of a security’s value. The sub-adviser’s stock selection can be adversely affected if it relies on insufficient, erroneous or outdated data or flawed models or computer systems; and

• Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund’s ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially.

f.	The “Summary of Carillon ClariVest International Fund – Sub-adviser” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

Sub-adviser | ClariVest Asset Management LLC (“ClariVest”) serves as the sub-adviser to the fund.

g.	The “Summary of Carillon ClariVest International Fund - Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers | David R. Vaughn, CFA®, Alex Turner, CFA®, and Gashi Zengeni, CFA®, are Portfolio Managers of the fund and have been jointly and primarily responsible for the day-to-day management of the fund since March 2022.

h.
The “Additional Information Regarding Investment Strategies – Carillon Scout International Fund” section of the Prospectus, the name of the Fund is hereby deleted and replaced with “Carillon ClariVest International Fund,” and the section is hereby deleted in its entirety and replaced with the following:

Carillon ClariVest International Fund | In selecting securities for the fund, the sub-adviser utilizes quantitative tools to implement a “bottom-up,” fundamentally based, investment process. A bottom-up method of analysis seeks to de-emphasize the significance of economic and market cycles. The sub-adviser constructs a portfolio that seeks to maximize expected return, subject to constraints designed to meet long-run expected active risk goals. This framework builds toward the goal of sustainable performance.

The fund may sell securities when they no longer meet the portfolio manager’s investment criteria and/or to take advantage of more attractive investment opportunities.

i.	In the “Additional Information About Principal Risk Factors” section of the Prospectus, the following changes are made to the table on pages 77-78 of the Prospectus:

(1)	In the following rows, an “X” is added under the column titled “Carillon ClariVest International Fund”:
•	Japan
•	Other investment companies, including ETFs
•	Quantitative strategy

(2)	In the following rows, an “X” is deleted from the column titled “Carillon Scout International Fund”:
•	Credit
•	Credit ratings
•	Emerging markets
•	Focused holdings
•	Issuer
•	Redemptions
•	Sectors
•	United Kingdom securities
•	Valuation
•	Value stocks

j.	In the “Sub-advisers” section of the Prospectus, the paragraph regarding ClariVest is deleted in its entirety and replaced with the following:

• ClariVest Asset Management LLC (“ClariVest”), 3611 Valley Centre Drive, Suite 100, San Diego, CA 92130, serves as the sub-adviser to the Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund and the Carillon ClariVest International Fund. As of December 31, 2020, ClariVest had approximately $3.4 billion of assets under management.

k.	In the “Portfolio Managers” section of the Prospectus, the paragraph regarding Carillon ClariVest International Fund is deleted in its entirety and replaced with the following:

• Carillon ClariVest International Fund – David R. Vaughn, CFA®, Alex Turner, CFA®, and Gashi Zengeni, CFA®, are Portfolio Managers of the fund and have been jointly and primarily responsible for the day-to-

day management of the fund since March 2022. Mr. Vaughn has served as Portfolio Manager at ClariVest since co-founding it in 2006. Prior to joining ClariVest in 2008, Mr. Turner served as a Quantitative Analytic Specialist at FactSet Research Systems, Inc. Ms. Zengeni joined ClariVest in 2015 and previously served as an Investment Analyst and Assistant Portfolio Manager.

*          *          *          *          *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

CARILLON SERIES TRUST
Carillon Scout International Fund
SUPPLEMENT DATED DECEMBER 6, 2021 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED
MARCH 1, 2021, AS PREVIOUSLY AMENDED OR
SUPPLEMENTED

On November 19, 2021, the Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) approved a Plan of Reorganization and Termination (the “Reorganization Plan”) pursuant to which the Carillon Scout International Fund (the “Fund”) would be reorganized into the Carillon ClariVest International Stock Fund (the “Reorganization”), effective on or about July 16, 2022. In connection with the Reorganization, the Board approved, among other things, the following changes, effective March 1, 2022: (1) the appointment of ClariVest Asset Management LLC (“ClariVest”) to replace Scout Investments, Inc. (“Scout”) as the subadviser for the Carillon Scout International Fund; (2) a change in the name of the Fund to the “Carillon ClariVest International Fund”; (3) changes to the Fund’s non-fundamental investment objective and policy with respect to the investment of 80% of its assets (plus the amount of any borrowings for investment purposes); and (4) changes to the Fund’s principal investment strategies and principal risks.

Additional information regarding the foregoing changes, as well as corresponding changes to the Statement of Additional Information (“SAI”), are described below.  Effective March 1, 2022, the following sections will be amended as follows:

1.	All references to the “Carillon Scout International Fund” are hereby deleted and replaced with references to the “Carillon ClariVest International Fund.”
2.	In the “General Information” section of the SAI, the third paragraph is deleted and replaced with the following:

Since, at the time of its acquisition, the objective and policies of each of the International Fund, the Mid Cap Fund, the Small Cap Fund, the Core Bond Fund, the Core Plus Bond Fund, and the Unconstrained Bond Fund were the same in all material respects as each fund’s predecessor, and since each of these funds engaged the investment advisor that previously provided services to its predecessor as sub-adviser, each of these funds has adopted the prior performance and financial history of its predecessor.

3.	In the “Investment Information – Investment Policies, Strategies and Risks” section of the SAI, the following changes are made:
a.	In “Equity Securities – Convertible Securities,” the reference to the Fund in the last sentence is deleted.
b.
In “Debt Securities – Debt Securities,” the first sentence is deleted and replaced with the following: “Each fund, except Capital Appreciation, International Stock and International, may invest in debt securities which will fluctuate in value based upon changes in interest rates and the issuer’s credit quality.”

c.
In “Debt Securities – Corporate Debt Obligations,” the first sentence is deleted and replaced with the following: “Each fund, except Capital Appreciation, International Stock and International, may invest in corporate debt securities, including corporate bonds, debentures, notes and other similar corporate debt instruments.”

d.
In “Investment Grade and Lower Rated Securities – Lower Rated/High Yield Securities,” the last sentence is deleted and replaced with the following:  “International Stock, International, Mid Cap Growth, and Small Cap Growth currently do not intend to invest more than 5% of their respective net assets in lower rated/high-yield securities.”

e.	In “Municipal Obligations – General Description,” the reference to the Fund in the first sentence is deleted.
f.
In “Short Term Money Market Instruments – Commercial Paper,” the first sentence is deleted and replaced with the following:  “Each fund, except Capital Appreciation, International Stock and International, may invest in commercial paper that is rated Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”), or A-1 +, A-1 or A-2 by Standard and Poor’s (“S&P”), or F1+, F1 or F2 by Fitch Ratings Ltd. (“Fitch”).”

g.	In “Short Term Money Market Instruments – Bank Time Deposits,” the reference to the Fund in the first sentence is deleted.
h.
In “Repurchase and Reverse Repurchase Agreements – Repurchase Agreements,” the first sentence is deleted and replaced with the following: “Each fund, except Capital Appreciation, International Stock and International, may enter into repurchase agreements with member banks of the Federal Reserve System, securities dealers who are members of a national securities exchange or market makers in U.S. Government Securities.”

i.
In “Pass-through Securities – Asset-Backed Securities,” the first sentence is deleted and replaced with the following:  “Each fund, except Capital Appreciation, International Stock and International, may invest in securities that are backed by other assets, such as automobile loans, consumer loans, credit cards, and equipment leases.”

j.	In “Foreign Securities Exposure – Euro/Yankee Bonds,” the reference to the Fund in the first sentence is deleted.
k.	In “Foreign Securities Exposure – Eurodollar Certificates,” the reference to the Fund in the first sentence is deleted.
l.	In “Foreign Securities Exposure – Investing through Stock Connect,” the reference to the Fund in the first sentence is deleted.
m.
In “Futures – Forward Currency Contracts,” the reference to the Fund in the first sentence is deleted, and references to the Fund are added to each sentence that references the Carillon ClariVest International Stock Fund.

n.
In “Forward Commitments,” the second sentence is deleted and replaced with the following: “However, International Stock, International and Growth & Income have no intention of engaging in such transactions at this time.”

o.	In “Other Investment Practices – When-Issued and Delayed Delivery Transactions,” the reference to the Fund in the first sentence is deleted.
p.	In “Other Investment Practices – Foreign Investment Companies,” the reference to the Fund in the first sentence is deleted.
q.
In “Other Investment Practices – Temporary Defensive Purposes,” the second paragraph is deleted and replaced with the following: “In addition, for temporary defensive purposes, International Stock and International may invest all or a major portion of their assets in: (1) foreign debt securities; (2) debt and equity securities of U.S. issuers; and (3) obligations issued or guaranteed by the U.S. or a foreign government or their respective agencies, authorities or instrumentalities.”

4.
In the “Fund Information - Investment Adviser and Administrator; Sub-advisers” section of the SAI on page 90, the table following the third paragraph is hereby deleted in its entirety and replaced with the following:

Subadviser	Fund
Eagle Asset Management, Inc. (“Eagle”)	Growth & Income, Mid Cap Growth, Small Cap Growth

ClariVest Asset Management LLC (“ClariVest”)	Capital Appreciation, International Stock, International
Scout Investments, Inc. (“Scout Investments”)	Mid Cap, Small Cap, Core Bond, Core Plus Bond, Unconstrained Bond

5.
In the “Fund Information - Investment Adviser and Administrator; Sub-advisers - Advisory Fees” section of the SAI on pages 91-92, the following is added as the last sentence of the paragraph that precedes the table titled “Aggregate Investment Advisory and Subadvisory fees paid”:

Effective March 1, 2022, ClariVest began serving as subadviser to International.

6.	In the “Fund Information - Portfolio Managers – ClariVest” section of the SAI on page 101, the heading and first paragraph are hereby deleted in their entirety and replaced with the following:

2) ClariVest (Capital Appreciation, International Stock, International)

ClariVest has adopted policies regarding material conflicts of interest and portfolio manager compensation. Specific information regarding the portfolio managers’ compensation follows. This information is provided as of December 1, 2021.

7.
In the “Fund Information - Portfolio Managers – ClariVest” section of the SAI, the section relating to Carillon ClariVest International Stock Fund on page 103 is hereby deleted in its entirety and replaced with the following:

As of December 31, 2020, Mr. Wolter, Mr. Pavan, Dr. Feng, Mr. Wagner, Mr. Vaughn, Mr. Turner, and Ms. Zengeni do not own any shares of the Capital Appreciation Fund or the International Stock Fund. As of December 1, 2021, Mr. Vaughn, Mr. Turner and Ms. Zengeni do not own any shares of the International Fund.

8.
In the “Fund Information - Portfolio Managers – ClariVest” section of the SAI, the information about Messrs. Vaughn and Turner and Ms. Zengeni on pages 103-104 is hereby deleted in its entirety and replaced with the following:

B.          David R. Vaughn, Alex Turner, Gashi Zengeni (International Stock, International)

As of October 31, 2021, Mr. Vaughn is responsible for the day-to-day management of the following other accounts:

Without performance fee	Number of accounts	Total assets
Registered investment companies	1	$138,526,463
Other pooled investment vehicles	4	$131,076,664
Other accounts	8	$586,402,404
With performance fee
Other pooled investment vehicles	1	$67,736,059

As of October 31, 2021, Mr. Turner is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Without performance fee

Registered investment companies	1	$138,526,463
Other pooled investment vehicles	4	$131,076,664
Other accounts	8	$586,402,404
With performance fee
Other pooled investment vehicles	1	$67,736,059

As of October 31, 2021, Ms. Zengeni is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Without performance fee
Registered investment companies	1	$138,526,463
Other pooled investment vehicles	4	$131,076,664
Other accounts	6	$585,921,986
With performance fee
Other pooled investment vehicles	1	$67,736,059

9.	In the “Fund Information - Portfolio Managers – Scout Investments” section of the SAI beginning on page 104, all references to Carillon Scout International Fund and its portfolio managers are deleted.

10.	In “Appendix C – Fund Investment Summary,” the following changes are made to the table on pages C-1 through C-4 of the SAI:

a.	In the following rows, a bullet point is added under the column titled “International”:
•	Bank Time Deposits
•	Municipal Obligations
•	Euro/Yankee Bonds
•	Eurodollar Certificates
•	Forward Currency Contracts
•	Foreign Investment Companies
•	Temporary Defensive Measures

b.	In the following rows, a bullet point is deleted from the column titled “International”:
•	Debt Securities
•	Corporate Debt
•	Commercial paper of P-1 or P-2 or A-1 and A-2
•	Repurchase Agreements
•	Other Asset-Backed Securities
•	Investing Through Stock Connect
•	Combined transactions with options, futures and forwards
•	When-Issued & Delayed Delivery Transactions

*          *          *          *          *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE